SUPPLEMENTARY DATA (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 48.1	$ 27.0
Completed but not released content costs, monetized individually, estimated amortization period	12 months
In release content costs, monetized as a film group, estimated amortization period	3 years